INVENTORY (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Materials	$ 7,545	$ 8,655
Customer support inventory	588	742
Work in progress	997	608
Inventory Net	$ 9,130	$ 10,005